Expense Example, No Redemption (Invesco International Small Company Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco International Small Company Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 702
3 Years	1,021
5 Years	1,363
10 Years	2,325
Class B, Invesco International Small Company Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	236
3 Years	727
5 Years	1,245
10 Years	2,479
Class C, Invesco International Small Company Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	236
3 Years	727
5 Years	1,245
10 Years	2,666
Class Y, Invesco International Small Company Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	135
3 Years	421
5 Years	729
10 Years	$ 1,601